Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Securities Sold Under Agreements to Repurchase

NOTE 10—SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Information concerning securities sold under agreements to repurchase and treasury tax and loan deposits were as follows.

	2013	2012	2011
Average balance during the year	$20,749	$18,912	$21,588
Average interest rate during the year	0.10%	0.11%	0.15%
Maximum month-end balance during the year	$24,257	$23,328	$25,246
Weighted average interest rate at year end	0.10%	0.11%	0.16%

Securities underlying repurchase agreements had a fair value of $20,053 at December 31, 2013 and $23,219 at December 31, 2012.